Common and Preferred Stock Reserved for Future Issuances:	12 Months Ended
Dec. 31, 2014
Common And Preferred Stock Reserved For Future Issuances [Abstract]
Common And Preferred Stock Reserved For Future Issuances [Text Block]
Note 11 – Common and Preferred Stock Reserved for Future Issuances:

Common stock and preferred stock reserved for future issuances consisted of the following at December 31, 2014:

	Common Stock Reserved	Preferred Stock Reserved
Common stock warrants outstanding	286,772	0
Preferred stock warrants outstanding	1,325,000	1,325,000
Common stock options outstanding	7,769,202	0
Conversion of Series A Preferred Stock	21,363,000	0
Total	30,743,974	1,325,000

On February 9, 2015, the holders of the Preferred stock warrants outstanding agreed to convert these warrants to Common stock warrants with the same terms as the Preferred stock warrants (See Subsequent Events – Note 12)